Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10.	Commitments and Contingencies

Employment Agreements

The Company has entered into employment agreements with four of its key executives. Under their respective agreements, the executives serve at will and are bound by typical confidentiality, non-solicitation and non-competition provisions. Deferred compensation for the founders of the Company, as disclosed in Note 9 above, is still outstanding as of September 30, 2017.

Operating Leases

On January 1, 2010, the Company entered into an agreement to lease 6,000 rentable square feet of office space in Columbus, Ohio. The lease commenced on January 1, 2010 and, pursuant to a lease extension dated August 9, 2016, the lease expires on December 31, 2021.

Future minimum lease payments under this operating lease are as follows:

For the Twelve Months Ending September 30,	Amount
2018	$51,372
2019	52,668
2020	53,964
2021	55,314
2022	13,914
$227,232

Rent expense, recorded on a straight-line basis, charged to operations for the three and nine months ended September 30, 2017 and 2016 amounted to $13,252 and $39,755, and $10,125 and $30,375, respectively.

10.	Commitments and Contingencies

Employment Agreements

The Company has entered into employment agreements with three of its key executives. Under their respective agreements, the executives serve at will and are bound by typical confidentiality, non-solicitation and non-competition provisions. Deferred compensation for the founders of the Company, as disclosed in note 9 above, is still outstanding as of December 31, 2016.

Operating Leases

On January 1, 2010, the Company entered into an agreement to lease 6,000 rentable square feet of office space in Columbus, Ohio. The lease commenced on January 1, 2010 and, pursuant to a lease extension dated August 9, 2016, the lease expires on December 31, 2021.

Future minimum lease payments under this operating lease are as follows:

For the Twelve Months Ending December 31,	Amount
2017	$50,400
2018	51,696
2019	52,992
2020	54,288
2021	55,656
$265,032

Rent expense charged to operations for the twelve months ended December 31, 2016 and 2015 amounted to $40,500.